Transactions with Related Parties - Management Fees (Table) (Details) - Tsakos Energy Management Limited $ in Thousands	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
2018	$ 19,787
2019	19,787
2020	19,787
2021	19,787
2022	19,787
2023 to 2027	88,443
Total	$ 187,378